Property and equipment - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 1,799,706
Transfers	0
Balance, end of period	1,961,174	R$ 1,799,706
Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,799,706	1,968,840
Business combination - Azul Conecta		74,206
Acquisitions	171,187	83,139
Disposals/write-offs	(22,982)	(229,667)
Contractual modifications		(975)
Transfers	(32,701)	(95,837)
Balance, end of period	1,961,174	1,799,706
Property and equipment | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	3,117,584	3,460,785
Business combination - Azul Conecta		98,888
Acquisitions	446,775	365,825
Disposals/write-offs	(138,944)	(722,661)
Contractual modifications		(975)
Transfers	(32,701)	(84,278)
Balance, end of period	3,392,714	3,117,584
Property and equipment | Cost | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,297,661	2,706,529
Business combination - Azul Conecta		97,814
Acquisitions	360,384	259,986
Disposals/write-offs	(137,293)	(689,771)
Contractual modifications		0
Transfers	(1,521)	(76,897)
Balance, end of period	2,519,231	2,297,661
Property and equipment | Cost | Buildings and leasehold improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	485,247	296,728
Business combination - Azul Conecta		0
Acquisitions	20,694	22,433
Disposals/write-offs	(503)	(2,104)
Contractual modifications		(975)
Transfers	1,240	169,165
Balance, end of period	506,678	485,247
Property and equipment | Cost | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	181,094	176,814
Business combination - Azul Conecta		780
Acquisitions	19,169	21,324
Disposals/write-offs	(1,144)	(12,867)
Contractual modifications		0
Transfers	0	(4,957)
Balance, end of period	199,119	181,094
Property and equipment | Cost | Other
Changes in property, plant and equipment [abstract]
Balance, beginning of period	28,008	24,297
Business combination - Azul Conecta		294
Acquisitions	1,897	818
Disposals/write-offs	0	0
Contractual modifications		0
Transfers	0	2,599
Balance, end of period	29,905	28,008
Property and equipment | Cost | Construction in progress
Changes in property, plant and equipment [abstract]
Balance, beginning of period	33,630	171,839
Business combination - Azul Conecta		0
Acquisitions	44,631	40,464
Disposals/write-offs	(4)	(4,485)
Contractual modifications		0
Transfers	(26,083)	(174,188)
Balance, end of period	52,174	33,630
Property and equipment | Cost | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	91,944	84,578
Business combination - Azul Conecta		0
Acquisitions	0	20,800
Disposals/write-offs	0	(13,434)
Contractual modifications		0
Transfers	(6,337)	0
Balance, end of period	85,607	91,944
Property and equipment | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(881,020)	(804,769)
Business combination - Azul Conecta		(24,682)
Acquisitions	(271,348)	(282,686)
Disposals/write-offs	15,318	242,676
Contractual modifications		0
Transfers	0	(11,559)
Balance, end of period	(1,137,050)	(881,020)
Property and equipment | Depreciation | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(624,736)	(612,124)
Business combination - Azul Conecta		(24,214)
Acquisitions	(200,677)	(207,908)
Disposals/write-offs	14,091	230,855
Contractual modifications		0
Transfers	0	(11,345)
Balance, end of period	(811,322)	(624,736)
Property and equipment | Depreciation | Buildings and leasehold improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(128,761)	(78,001)
Business combination - Azul Conecta		0
Acquisitions	(45,791)	(50,795)
Disposals/write-offs	460	35
Contractual modifications		0
Transfers	0	0
Balance, end of period	(174,092)	(128,761)
Property and equipment | Depreciation | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(107,917)	(97,990)
Business combination - Azul Conecta		(326)
Acquisitions	(22,086)	(21,191)
Disposals/write-offs	767	11,786
Contractual modifications		0
Transfers	0	(196)
Balance, end of period	(129,236)	(107,917)
Property and equipment | Depreciation | Other
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(19,606)	(16,654)
Business combination - Azul Conecta		(142)
Acquisitions	(2,794)	(2,792)
Disposals/write-offs	0	0
Contractual modifications		0
Transfers	0	(18)
Balance, end of period	R$ (22,400)	R$ (19,606)
Property and equipment | Depreciation | Weighted rate | Aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%	8.00%
Property and equipment | Depreciation | Weighted rate | Buildings and leasehold improvements
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%	17.00%
Property and equipment | Depreciation | Weighted rate | Equipment and facilities
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	12.00%	12.00%
Property and equipment | Depreciation | Weighted rate | Other
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	10.00%	11.00%
Property and equipment | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,236,564	R$ 2,656,016
Business combination - Azul Conecta		74,206
Acquisitions	175,427	83,139
Disposals/write-offs	(123,626)	(479,985)
Contractual modifications		(975)
Transfers	(32,701)	(95,837)
Balance, end of period	2,255,664	2,236,564
Property and equipment | Impairment(b)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(436,858)	(687,176)
Business combination - Azul Conecta		0
Acquisitions	(4,240)	0
Disposals/write-offs	146,608	250,318
Contractual modifications		0
Transfers	0	0
Balance, end of period	(294,490)	(436,858)
Right-of-use assets
Changes in property, plant and equipment [abstract]
Balance, beginning of period	4,610,741	7,584,803
Acquisitions	849,639	1,299,567
Disposals/write-offs	(240,085)	(96,877)
Contractual modifications	268,602	(4,216,139)
Transfers	30,528	39,387
Balance, end of period	5,999,595	4,610,741
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	12,259,806	14,510,701
Acquisitions	2,195,166	2,744,283
Disposals/write-offs	(258,011)	(275,821)
Contractual modifications	268,602	(4,798,065)
Transfers	30,528	78,708
Balance, end of period	14,496,091	12,259,806
Right-of-use assets | Cost | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	10,033,538
Acquisitions	1,021,819
Disposals/write-offs	(19,301)
Contractual modifications	221,266
Transfers	99,167
Balance, end of period	11,356,489	10,033,538
Right-of-use assets | Cost | Other
Changes in property, plant and equipment [abstract]
Balance, beginning of period	30,435	42,391
Acquisitions	70,174	109
Disposals/write-offs	(27,335)	(12,065)
Contractual modifications	0	0
Transfers	0	0
Balance, end of period	73,274	30,435
Right-of-use assets | Cost | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	0
Acquisitions	76,097
Disposals/write-offs	0
Contractual modifications	0
Transfers	(76,097)
Balance, end of period	0	0
Right-of-use assets | Cost | Aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	9,575,376	12,071,427
Acquisitions		2,197,881
Disposals/write-offs		(25,741)
Contractual modifications		(4,736,892)
Transfers		68,701
Balance, end of period		9,575,376
Right-of-use assets | Cost | Engines and simulators rou [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	528,310	484,597
Acquisitions		86,995
Disposals/write-offs		(38,160)
Contractual modifications		(6,515)
Transfers		1,393
Balance, end of period		528,310
Right-of-use assets | Cost | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	597,011	423,194
Acquisitions	790,727	290,785
Disposals/write-offs	0	(116,968)
Contractual modifications	0	0
Transfers	0	0
Balance, end of period	1,387,738	597,011
Right-of-use assets | Cost | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,414,507	1,374,925
Acquisitions	236,336	168,513
Disposals/write-offs	(113,160)	(82,887)
Contractual modifications	(2,285)	(54,658)
Transfers	7,458	8,614
Balance, end of period	1,542,856	1,414,507
Right-of-use assets | Cost | Properties
Changes in property, plant and equipment [abstract]
Balance, beginning of period	114,167	114,167
Acquisitions	0	0
Disposals/write-offs	(98,215)	0
Contractual modifications	0	0
Transfers	0	0
Balance, end of period	15,952	114,167
Right-of-use assets | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(6,942,450)	(5,564,542)
Acquisitions	(1,173,222)	(1,444,716)
Disposals/write-offs	224,827	106,129
Contractual modifications	0	0
Transfers	0	(39,321)
Balance, end of period	(7,890,845)	(6,942,450)
Right-of-use assets | Depreciation | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,707,259)
Acquisitions	(677,537)
Disposals/write-offs	16,286
Contractual modifications	0
Transfers	0
Balance, end of period	(6,368,510)	(5,707,259)
Right-of-use assets | Depreciation | Other
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(29,429)	(34,776)
Acquisitions	(9,194)	(6,717)
Disposals/write-offs	22,597	12,064
Contractual modifications	0	0
Transfers	0	0
Balance, end of period	(16,026)	(29,429)
Right-of-use assets | Depreciation | Aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,498,615)	(4,538,684)
Acquisitions		(954,452)
Disposals/write-offs		25,741
Contractual modifications		0
Transfers		(31,220)
Balance, end of period		(5,498,615)
Right-of-use assets | Depreciation | Engines and simulators rou [Member]
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(264,613)	(231,625)
Acquisitions		(67,191)
Disposals/write-offs		35,595
Contractual modifications		0
Transfers		(1,392)
Balance, end of period		(264,613)
Right-of-use assets | Depreciation | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(182,861)	(145,546)
Acquisitions	(197,788)	(37,315)
Disposals/write-offs	0	0
Contractual modifications	0	0
Transfers	0	0
Balance, end of period	(380,649)	(182,861)
Right-of-use assets | Depreciation | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(892,325)	(549,869)
Acquisitions	(271,203)	(368,476)
Disposals/write-offs	111,338	32,729
Contractual modifications	0	0
Transfers	0	(6,709)
Balance, end of period	(1,052,190)	(892,325)
Right-of-use assets | Depreciation | Properties
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(74,607)	(64,042)
Acquisitions	(3,213)	(10,565)
Disposals/write-offs	74,606	0
Contractual modifications	0	0
Transfers	0	0
Balance, end of period	R$ (3,214)	R$ (74,607)
Right-of-use assets | Depreciation | Weighted rate | Aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	7.00%
Right-of-use assets | Depreciation | Weighted rate | Other
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	30.00%	16.00%
Right-of-use assets | Depreciation | Weighted rate | Aircraft
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)		8.00%
Right-of-use assets | Depreciation | Weighted rate | Engines and simulators rou [Member]
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)		14.00%
Right-of-use assets | Depreciation | Weighted rate | Restoration of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	33.00%	9.00%
Right-of-use assets | Depreciation | Weighted rate | Maintenance of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	19.00%	27.00%
Right-of-use assets | Depreciation | Weighted rate | Properties
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	3.00%	9.00%
Right-of-use assets | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 5,317,356	R$ 8,946,159
Acquisitions	1,021,944	1,299,567
Disposals/write-offs	(33,184)	(169,692)
Contractual modifications	268,602	(4,798,065)
Transfers	30,528	39,387
Balance, end of period	6,605,246	5,317,356
Right-of-use assets | Impairment(b)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(706,615)	(1,361,356)
Acquisitions	(172,305)	0
Disposals/write-offs	273,269	72,815
Contractual modifications	0	581,926
Transfers	0	0
Balance, end of period	R$ (605,651)	R$ (706,615)